Summary of Significant Accounting Policies (Details Narrative)				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 26, 2016	Apr. 01, 2016	Jun. 17, 2015	Jun. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) Integer	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Integer	Dec. 30, 2015	Dec. 31, 2014 USD ($)
Unsecured consumer loan term									5 years
Credit facility					$ 0		$ 0		$ 0		$ 2,230,000
Number of loan delinquent | Integer							97		111
Total delinquent loan balance					$ 433,781		$ 433,781		$ 543,054
Impaired loans charged off percentage					100.00%		100.00%		100.00%
Impaired loans description							The Company assesses loans for impairment individually when a loan is 91 days past due. The Company defines impaired loans as bankrupt accounts and accounts that are 184 days or more past due. In accordance with the Company’s charge-off policy, once a loan is deemed uncollectible, 100% of the remaining balance is charged-off.		The Company assesses loans for impairment individually when a loan is 90 days past due. The Company defines impaired loans as bankrupt accounts and accounts that are 184 days or more past due. In accordance with the Company's charge-off policy, once a loan is deemed uncollectible, 100% of the remaining balance is charged-off. Loans can also be charged off when deemed uncollectable due to consumer specific circumstances
Accumulated amortization of loan									$ 205,485		127,704
Advertising cost					$ 92,593	$ 211,828	$ 313,902	$ 527,452	$ 950,905		459,804
Reverse split	1-for-1,000	1-for-100 reverse stock split	1-for-100 reverse split				100-for-1
October 27, 2016 [Member]
Reverse split							1-for-10 reverse split			1-for-10 reverse split
Leasehold Improvements [Member]
Estimated useful life							5 years		5 years
Minimum [Member]
Unsecured consumer loan term									3 years
Maximum [Member]
Unsecured consumer loan term									5 years
Loan One [Member]
Unsecured consumer loans									$ 5,000		2,000
Loan Two [Member]
Unsecured consumer loans									10,000		3,000
Loan Three [Member]
Unsecured consumer loans											5,000
Loan Four [Member]
Unsecured consumer loans											$ 10,000
Product Offering Loan [Member]
Unsecured consumer loans				$ 5,000
Unsecured consumer loan term				5 years
Mr. Amazing Loans [Member]
Unsecured consumer loans									$ 5,000
Unsecured consumer loan term							5 years		5 years